Supplemental Disclosures (Schedule Of Income Tax Benefit) (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Supplemental Financial Information [Line Items]
Current tax benefit (expense)	$ 2,088	$ (21,148)	$ (36,706)	$ 21,331	$ 3,668	$ (17,966)	$ (51,200)
Deferred tax benefit	71,714	34,380	195,356	157,962	304,611	143,944	211,180
Income tax benefit	$ 73,802	$ 13,232	$ 158,650	$ 179,293	$ (308,279)	$ (125,978)	$ (159,980)